Note 18 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Significant borrowings as of closing date	$ 539,007	$ 965,859
Significant borrowings as of closing date [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date	347,000
Significant borrowings as of closing date [member] | SIDERCA S.A.I.C. and subsidiaries [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date	66,000
Significant borrowings as of closing date [member] | TENARIS TUBOCARIBE LTDA. [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date	$ 50,000